Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments under noncancelable operating lease agreements, inclusive of payments for the lease financing obligations, as of December 31, 2021 are as follows (in thousands):

Years Ending December 31,	Minimum Lease Payments (1)
2022	$20,600
2023	22,505
2024	33,469
2025	47,376
2026	44,092
Thereafter	517,399

Total	$685,441

(1)	Excluded from the table above is $6.1 million of other debt associated with construction in progress related to build-to-suit operating leases.

Schedule of Future Minimum Lease Payments Under Capital Leases	Future minimum lease payments under capital leases as of December 31, 2021 are as follows (in thousands):

Years Ending December 31,	Minimum Lease Payments
2022	$816
2023	681
2024	438
2025	163
2026	—
Thereafter	—

Total noncancelable payments	$2,098
Less: Imputed interest expense	(127)

Present value of future minimum lease payments	$1,971

Summary of Minimum Purchase Commitments Under Collaboration Agreement	Minimum purchase commitments for the remaining contract years of the collaboration agreement are as follows (in thousands):

Contract Years	Minimum Purchase Commitment
October 1, 2020 - March 31, 2022	15,000
April 1, 2022 - March 31, 2023	14,000
April 1, 2023 - March 31, 2024	17,500
April 1, 2024 - March 31, 2025	17,500
Thereafter	35,000

Total	$99,000